Revenue from contracts with customers - Receivables and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 56.6	$ 146.7
Current contract liabilities (deferred revenues)	$ 0.9	$ 3.0